JD Finance reorganization (Details) - Held-for-sale - JD Finance ¥ in Thousands	6 Months Ended
Jun. 30, 2017 CNY (¥)
JD Finance reorganization
Percentage of equity stake disposed	68.60%
Amount raised	¥ 14,300,000
Percentage of profit sharing right	40.00%
Percentage of equity interest can be converted from profit sharing right	40.00%
Gain from the disposal of discontinued operations	¥ 14,193,481